Income Taxes (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Accrued expenses not currently deductible	$ 175	$ 133
US state net operating losses	82	76
UK net operating losses	5	1
Other net operating losses	28	12
UK capital losses	33	39
Accrued retirement benefits	109	109
Deferred compensation	34	34
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	16	22
Deferred Tax Assets, Derivative Instruments	4
Gross deferred tax assets	486	426
Less: valuation allowance	(187)	(280)	$ (196)	$ (221)
Net deferred tax assets	299	146
Deferred tax liabilities:
Cost of intangible assets, net of related amortization	289	149
Cost of tangible assets, net of related amortization	32	38
Deferred Tax Liabilities, Prepaid Expenses	111	62
Accrued revenue not currently taxable	31	25
Deferred tax liabilities	463	274
Deferred tax liabilities	164	128
Non-current:
Deferred tax assets	76	19
Deferred tax liabilities	(240)	(147)
Net non-current deferred tax liabilities	(164)	(128)
Deferred tax liabilities	$ 164	$ 128